Summary of Significant Accounting Policies (FY) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Summary of Significant Accounting Policies
Schedule of antidilutive securities excluded from computation of earnings per share

	Six Months Ended June 30,
	2026	2025
Stock options	647,621	726,590
Unvested restricted stock units	15,000	52,500
Employee stock purchase plan	—	1,357
	662,621	780,447

	Year Ended December 31,
	2025	2024
Stock options	658,973	577,581
Unvested restricted stock units	50,000	7,093
Employee stock purchase plan	696	2,636
	709,669	587,310